Consolidated Statements of Changes in Equity $ in Millions, $ in Millions	TWD ($)	USD ($)	Common stocks [Member] TWD ($)	Common stocks [Member] USD ($)	Additional paid-in capital [Member] TWD ($)	Additional paid-in capital [Member] USD ($)	Legal reserve [Member] TWD ($)	Legal reserve [Member] USD ($)	Special reserve [Member] TWD ($)	Special reserve [Member] USD ($)	Unappropriated earnings [Member] TWD ($)	Unappropriated earnings [Member] USD ($)	Total retained earnings [Member] TWD ($)	Total retained earnings [Member] USD ($)	Exchange differences arising from the translation of the foreign operations [Member] TWD ($)	Exchange differences arising from the translation of the foreign operations [Member] USD ($)	Unrealized gain (loss) on available-for-sale financial assets [Member] TWD ($)	Unrealized gain (loss) on available-for-sale financial assets [Member] USD ($)	Unrealized gain or loss on financial assets at fair value through other comprehensive income [Member] TWD ($)	Unrealized gain or loss on financial assets at fair value through other comprehensive income [Member] USD ($)	Cash flow hedges [Member] TWD ($)	Cash flow hedges [Member] USD ($)	Gain or Loss on hedging instruments [Member] TWD ($)	Gain or Loss on hedging instruments [Member] USD ($)	Total other adjustments [Member] TWD ($)	Total other adjustments [Member] USD ($)	Total equity attributable to stockholders of the parent [Member] TWD ($)	Total equity attributable to stockholders of the parent [Member] USD ($)	Noncontrolling interests [Member] TWD ($)	Noncontrolling interests [Member] USD ($)
Beginning balance at Dec. 31, 2015	$ 369,339		$ 77,574		$ 146,733		$ 77,574		$ 2,676		$ 59,448		$ 139,698		$ 177		$ 91		$ 0		$ 1		$ 0		$ 269		$ 364,274		$ 5,065
Cash dividends paid by Chunghwa	(42,551)		0		0		0		0		(42,551)		(42,551)		0		0		0		0		0		0		(42,551)		0
Cash dividends distributed by subsidiaries	(710)		0		0		0		0		0		0		0		0		0		0		0		0		0		(710)
Partial disposal of interests in subsidiaries	83		0		58		0		0		0		0		0		0		0		0		0		0		58		25
Change in additional paid-in capital for not participating proportionately in the capital increase of a subsidiary	1,175		0		389		0		0		0		0		0		0		0		0		0		0		389		786
Net income	41,626		0		0		0		0		40,485		40,485		0		0		0		0		0		0		40,485		1,141
Total other comprehensive loss, net of income tax	(2,056)		0		0		0		0		(1,725)		(1,725)		(131)		(142)		0		(1)		0		(274)		(1,999)		(57)
TOTAL COMPREHENSIVE INCOME	39,570		0		0		0		0		38,760		38,760		(131)		(142)		0		(1)		0		(274)		38,486		1,084
Share-based payment transactions of subsidiaries	17		0		0		0		0		0		0		0		0		0		0		0		0		0		17
Net increase in noncontrolling interests	5		0		0		0		0		0		0		0		0		0		0		0		0		0		5
Ending balance at Dec. 31, 2016	366,928		77,574		147,180		77,574		2,676		55,657		135,907		46		(51)		0		0		0		(5)		360,656		6,272
Provision for special reserve	0		0		0		0		5		(5)		0		0		0		0		0		0		0		0		0
Cash dividends paid by Chunghwa	(38,336)		0		0		0		0		(38,336)		(38,336)		0		0		0		0		0		0		(38,336)		0
Cash dividends distributed by subsidiaries	(942)		0		0		0		0		0		0		0		0		0		0		0		0		0		(942)
Unclaimed dividend	3		0		3		0		0		0		0		0		0		0		0		0		0		3		0
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	0		0		0		0		0		0		0		0		0		0		0		0		0		0		0
Partial disposal of interests in subsidiaries	106		0		77		0		0		0		0		0		0		0		0		0		0		77		29
Change in additional paid-in capital for not participating proportionately in the capital increase of a subsidiary	2,552		0		802		0		0		0		0		0		0		0		0		0		0		802		1,750
Other changes in additional paid-in capital of subsidiaries	0		0		0		0		0		0		0		0		0		0		0		0		0		0		0
Net income	40,160		0		0		0		0		38,988		38,988		0		0		0		0		0		0		38,988		1,172
Total other comprehensive loss, net of income tax	(1,306)		0		0		0		0		(1,671)		(1,671)		(220)		609		0		(1)		0		388		(1,283)		(23)
TOTAL COMPREHENSIVE INCOME	38,854		0		0		0		0		37,317		37,317		(220)		609		0		(1)		0		388		37,705		1,149
Share-based payment transactions of subsidiaries	22		0		2		0		0		0		0		0		0		0		0		0		0		2		20
Net increase in noncontrolling interests	223		0		27		0		0		0		0		0		0		0		0		0		0		27		196
Ending balance at Dec. 31, 2017	369,410		77,574		148,091		77,574		2,681		54,633		134,888		(174)		558		0		(1)		0		383		360,936		8,474
Effect of retrospective application at Dec. 31, 2017	12,714		0		0		0		0		12,393		12,393		0		(558)		883		1		(1)		325		12,718		(4)
BALANCE AS ADJUSTED at Dec. 31, 2017	382,124		77,574		148,091		77,574		2,681		67,026		147,281		(174)		0		883		0		(1)		708		373,654		8,470
Reversal of special reserve	0		0		0		0		(5)		5		0		0		0		0		0		0		0		0		0
Cash dividends paid by Chunghwa	(37,205)		0		0		0		0		(37,205)		(37,205)		0		0		0		0		0		0		(37,205)		0
Cash dividends distributed by subsidiaries	(958)		0		0		0		0		0		0		0		0		0		0		0		0		0		(958)
Unclaimed dividend	2		0		2		0		0		0		0		0		0		0		0		0		0		2		0
Partial disposal of interests in subsidiaries	1,175		0		826		0		0		0		0		0		0		0		0		0		0		826		349
Change in additional paid-in capital for not participating proportionately in the capital increase of a subsidiary	1,477		0		777		0		0		0		0		0		0		0		0		0		0		777		700
Net income	38,581	$ 1,260	0		0		0		0		37,557		37,557		0		0		0		0		0		0		37,557		1,024
Total other comprehensive loss, net of income tax	(1,014)	(33)	0		0		0		0		(757)		(757)		95		0		(345)		0		2		(248)		(1,005)		(9)
TOTAL COMPREHENSIVE INCOME	37,567	1,227	0		0		0		0		36,800		36,800		95		0		(345)		0		2		(248)		36,552		1,015
Share-based payment transactions of subsidiaries	53		0		11		0		0		0		0		0		0		0		0		0		0		11		42
Net increase in noncontrolling interests	294		0		55		0		0		0		0		0		0		0		0		0		0		55		239
Ending balance at Dec. 31, 2018	$ 384,529	$ 12,562	$ 77,574	$ 2,534	$ 149,762	$ 4,893	$ 77,574	$ 2,534	$ 2,676	$ 87	$ 66,626	$ 2,177	$ 146,876	$ 4,798	$ (79)	$ (3)	$ 0	$ 0	$ 538	$ 18	$ 0	$ 0	$ 1	$ 0	$ 460	$ 15	$ 374,672	$ 12,240	$ 9,857	$ 322